Quarterly results of operations (unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 393,733	$ 390,192	$ 367,887	$ 372,999	$ 330,165	$ 347,767	$ 373,512	$ 363,489	$ 1,524,811	$ 1,414,933	$ 1,128,131
Cost of sales	272,968	265,021	253,404	258,193	232,847	231,273	250,710	237,046	1,049,586	951,876	765,670
Gross profit	120,765	125,171	114,483	114,806	97,318	116,494	122,802	126,443	475,225	463,057	362,461
Total operating expenses	67,866	72,179	67,345	65,593	59,393	53,590	52,964	56,230	272,983	222,177	201,848
Earnings from equity investment	4,366	2,946	0	0					7,312	0	0
Operating income	57,265	55,938	47,138	49,213	37,925	62,904	69,838	70,213	209,554	240,880	160,613
Total other expense	8,613	8,833	4,130	1,896	3,954	4,356	3,958	5,817	23,472	18,085	19,910
Income before income taxes	48,652	47,105	43,008	47,317	33,971	58,548	65,880	64,396	186,082	222,795	140,703
Provision for income tax expense	14,107	13,924	13,068	15,379	10,033	17,605	21,742	21,885	56,478	71,265	47,110
Net income	34,545	33,181	29,940	31,938	23,938	40,943	44,138	42,511	129,604	151,530	93,593
Less: Income (loss) attributable to noncontrolling interest	6	40	21	(2)	8	20	17	29	65	74	251
Net income attributable to common stockholders	$ 34,539	$ 33,141	$ 29,919	$ 31,940	$ 23,930	$ 40,923	$ 44,121	$ 42,482	$ 129,539	$ 151,456	$ 93,342
Weighted average shares outstanding
Basic (in shares)	91,743	91,443	91,032	88,533	86,077	84,993	82,495	67,960	90,697	80,111	63,270
Diluted (in shares)	94,936	94,734	94,606	94,356	93,355	92,339	89,794	74,741	94,604	86,937	67,488
Earnings per share
Basic (in dollars per share)	$ 0.38	$ 0.36	$ 0.33	$ 0.36	$ 0.28	$ 0.48	$ 0.53	$ 0.63	$ 1.43	$ 1.89	$ 1.48
Diluted (in dollars per share)	$ 0.36	$ 0.35	$ 0.32	$ 0.34	$ 0.26	$ 0.44	$ 0.49	$ 0.57	$ 1.37	$ 1.74	$ 1.38